Prospectus and Statement of Additional Information (SAI) Supplement dated February 1, 2012 to the Prospectus and SAI, as supplemented, of the following fund:

Fund	Prospectus and SAI Dated
Variable Portfolio – Columbia Wanger U.S. Equities Fund	April 29, 2011

Effective February 1, 2012, the following changes are hereby made to the prospectus of the Fund:

The list of portfolio managers under the caption “Fund Management” in the Summary of the Fund section of the prospectus is hereby revised to add the following information:

Portfolio Manager	Title	Managed Fund Since
David L. Frank, CFA	Co-Portfolio Manager	2012

The description of the portfolio managers responsible for the Fund’s day-to-day portfolio management, as described under the caption “Portfolio Management” in the More Information About the Fund section of the prospectus is hereby revised to add the following information:

David L. Frank, CFA

Co-Portfolio Manager. Service with the Fund since 2012.

Portfolio Manager and Analyst of the Subadviser; associated with the Subadviser or its predecessors as an investment professional since 2002. Mr. Frank began his investment career in 1998 and earned a B.A. from Yale University and an M.B.A. from the University of Chicago.

Effective February 1, 2012, the information in “Table 12. Portfolio Managers” in the SAI is hereby revised to add the following:

Table 12. Portfolio Managers

Fund	Portfolio Manager	Other Accounts Managed (excluding the fund)			Ownership of Fund Shares(c)	Potential Conflicts of Interest	Structure of Compensation
		Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
Variable Portfolio –Columbia Wanger U.S. Equities	Columbia WAM:
	David L. Frank (d)	17 other accounts	$3.0 million	None	None	(3)	(C	)

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)

All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d)	The portfolio manager began managing the fund after the fund’s last fiscal year end; reporting information is provided as of Dec. 31, 2011.

The rest of this section remains the same.

S-6546-11 A (2/12)